COMMITMENTS AND CONTINGENT LIABILITIES (Commissions and Royalty Commitments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Commissions arrangements:
Commission expenses	$ 774	$ 678	$ 701
Royalty commitments:
Royalty expense	216	273	270
Limco Piedmont Inc [Member]
Royalty commitments:
Royalty expense	$ 1,561	$ 1,248	$ 680
Limco Piedmont Inc [Member] | Minimum [Member]
Royalty commitments:
Royalties percentage rate for sales of products developed by third parties	5.00%
Royalties percentage rate for sales of additional products developed by third parties	20.00%
Limco Piedmont Inc [Member] | Maximum [Member]
Royalty commitments:
Royalties percentage rate for sales of products developed by third parties	13.00%
TAT Technologies Ltd [Member] | Minimum [Member]
Commissions arrangements:
Percentage rate paid to sales agents for marketing commissions	2.00%
Royalty commitments:
Royalties percentage rate for sales of products developed by third parties	12.00%
TAT Technologies Ltd [Member] | Maximum [Member]
Commissions arrangements:
Percentage rate paid to sales agents for marketing commissions	10.00%
Royalty commitments:
Royalties percentage rate for sales of products developed by third parties	17.00%